SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure
ITC HOLDINGS CORP.
CONDENSED STATEMENTS OF FINANCIAL POSITION (PARENT COMPANY ONLY)

	December 31,
(In millions, except share data)	2017	2016
ASSETS
Current assets
Cash and cash equivalents	$60	$4
Accounts receivable from subsidiaries	21	16
Income tax receivable	15	17
Prepaid and other current assets	3	8
Total current assets	99	45
Other assets
Investment in subsidiaries	4,461	4,171
Deferred income taxes	141	208
Other	96	78
Total other assets	4,698	4,457
TOTAL ASSETS	$4,797	$4,502
LIABILITIES AND STOCKHOLDER’S EQUITY
Current liabilities
Intercompany tax payable to subsidiaries	$—	$85
Accrued compensation	28	14
Accrued interest	33	33
Debt maturing within one year	—	195
Other	8	13
Total current liabilities	69	340
Accrued pension and postretirement liabilities	74	68
Other	6	1
Long-term debt (net of deferred financing fees and discount of $22 and $16, respectively)	2,728	2,192
STOCKHOLDER’S EQUITY
Common stock, without par value, 235,000,000 shares authorized as of December 31, 2017, and 224,203,112 shares issued and outstanding at December 31, 2017 and 2016	892	892
Retained earnings	1,026	1,007
Accumulated other comprehensive income	2	2
Total stockholder’s equity	1,920	1,901
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$4,797	$4,502
See notes to condensed financial statements (parent company only).
SCHEDULE I — Condensed Financial Information of Registrant
ITC HOLDINGS CORP.
CONDENSED STATEMENTS OF OPERATIONS (PARENT COMPANY ONLY)

	Year Ended December 31,
(In millions)	2017	2016	2015
Other income	$2	$1	$1
General and administrative expense	(11)	(122)	(6)
Taxes other than income taxes	(2)	—	—
Interest expense	(120)	(113)	(106)
LOSS BEFORE INCOME TAXES	(131)	(234)	(111)
INCOME TAX BENEFIT	(6)	(122)	(45)
LOSS AFTER TAXES	(125)	(112)	(66)
EQUITY IN SUBSIDIARIES’ NET EARNINGS	444	358	308
NET INCOME	$319	$246	$242
See notes to condensed financial statements (parent company only).
SCHEDULE I — Condensed Financial Information of Registrant
ITC HOLDINGS CORP.
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (PARENT COMPANY ONLY)

	Year Ended December 31,
(In millions)	2017	2016	2015
NET INCOME	$319	$246	$242
OTHER COMPREHENSIVE LOSS
Derivative instruments (net of tax of $3 and $1 for the years ended December 31, 2016 and 2015, respectively)	—	(2)	(1)
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX	—	(2)	(1)
TOTAL COMPREHENSIVE INCOME	$319	$244	$241
See notes to condensed financial statements (parent company only).
SCHEDULE I — Condensed Financial Information of Registrant
ITC HOLDINGS CORP.
CONDENSED STATEMENTS OF CASH FLOWS (PARENT COMPANY ONLY)

	Year Ended December 31,
(In millions)	2017	2016	2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$319	$246	$242
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in subsidiaries' earnings	(444)	(358)	(308)
Dividends from subsidiaries	3	10	185
Deferred and other income taxes	67	(69)	(116)
Net intercompany tax payments (to) from subsidiaries	(13)	(72)	121
Expense for the accelerated vesting of share-based awards associated with the Merger	—	41	—
Other	5	25	21
Changes in assets and liabilities, exclusive of changes shown separately:
Accounts receivable from subsidiaries	(4)	22	3
Income tax receivable	2	(17)	—
Prepaid and other current assets	(2)	1	—
Intercompany tax payable to subsidiaries	(72)	85	—
Accrued Compensation	14	(10)	1
Accrued taxes	—	(35)	9
Other current liabilities	(5)	3	3
Other non-current assets and liabilities, net	8	5	(5)
Net cash (used in) provided by operating activities	(122)	(123)	156
CASH FLOWS FROM INVESTING ACTIVITIES
Equity contributions to subsidiaries	(148)	(87)	(263)
Return of capital from subsidiaries	296	274	161
Other	(9)	(9)	(11)
Net cash provided by (used in) investing activities	139	178	(113)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt, net of discount	999	399	—
Borrowings under revolving credit agreement	97	126	839
Borrowings under term loan credit agreement	200	—	—
Net issuance of commercial paper, net of discount	(148)	48	95
Retirement of long-term debt — including extinguishment of debt costs	(437)	(139)	—
Repayments of revolving credit agreement	(170)	(191)	(755)
Repayments of term loan credit agreements	(200)	(161)	—
Dividends on common stock	—	(90)	(108)
Dividends to ITC Investment Holdings Inc.	(300)	(33)	—
Issuance of common stock	—	13	14
Repurchase and retirement of common stock	—	(9)	(137)
Settlement of share-based compensation awards associated with the Merger — including cost of accelerated share-based awards	—	(137)	—
Contribution from ITC Investment Holdings Inc. for the settlement of share-based awards associated with the Merger	—	137	—
Other	(2)	(22)	11
Net cash provided by (used in) financing activities	39	(59)	(41)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	56	(4)	2
CASH AND CASH EQUIVALENTS — Beginning of period	4	8	6
CASH AND CASH EQUIVALENTS — End of period	$60	$4	$8
See notes to condensed financial statements (parent company only).
GENERAL
For ITC Holdings Corp.’s (“ITC Holdings,” “we,” “our” and “us”) presentation (Parent Company only), the investment in subsidiaries is accounted for using the equity method. The condensed parent company financial statements and notes should be read in conjunction with the consolidated financial statements and notes of ITC Holdings appearing in this Annual Report on Form 10-K.
As a holding company with no business operations, ITC Holdings’ assets consist primarily of investments in our subsidiaries. ITC Holdings’ material cash inflows are only from dividends and other payments received from our subsidiaries, the proceeds raised from the sale of debt securities, issuances under our commercial paper program and borrowings under our revolving credit agreement. ITC Holdings may not be able to access cash generated by our subsidiaries in order to fulfill cash commitments. The ability of our subsidiaries to make dividend and other payments to us is subject to the availability of funds after taking into account their respective funding requirements, the terms of their respective indebtedness, the regulations of the FERC under the FPA and applicable state laws. In addition, there are practical limitations on using the net assets of each of our Regulated Operating Subsidiaries as of December 31, 2017 for dividends based on management's intent to maintain the FERC-approved capital structure targeting 60% equity and 40% debt for each of our Regulated Operating Subsidiaries. These net assets are included in Schedule I as the line-item “Investments in subsidiaries.” Each of our subsidiaries, however, is legally distinct from us and has no obligation, contingent or otherwise, to make funds available to us.
Supplementary Cash Flows Information

	Year Ended December 31,
(In millions)	2017	2016	2015
Supplementary cash flows information:
Interest paid	$115	$112	$104
Income taxes paid (a)	—	23	56
Supplementary non-cash investing and financing activities:
Equity transfers to (from) subsidiaries	(2)	—	1
____________________________

(a)
Amount for the year ended December 31, 2016 does not include the income tax refund of $128 million received from the Internal Revenue Service in August 2016, which resulted from the election of bonus depreciation as described in Note 5 to the consolidated financial statements.

DEBT
As of December 31, 2017, the maturities of our debt outstanding were as follows:

(In millions)
2018	$—
2019	—
2020	200
2021	—
2022	500
2023 and thereafter	2,050
Total	$2,750
Refer to Note 9 to the consolidated financial statements for a description of the ITC Holdings Senior Notes, the ITC Holdings Revolving Credit Agreements, the ITC Holdings Commercial Paper Program and related items.
Based on the borrowing rates obtained from third party lending institutions currently available for bank loans with similar terms and average maturities from active markets, the fair value of the ITC Holdings Senior Notes was $2,908 million and $2,297 million at December 31, 2017 and 2016, respectively. The total book value of the ITC Holdings Senior Notes, net of discount and deferred financing fees, was $2,728 million and $2,169 million at December 31, 2017 and 2016, respectively. At December 31, 2017 we did not have anything outstanding under our revolving and term loan credit agreements, which are variable rate loans compared to $73 million as of December 31, 2016. The fair value of these loans approximates book value based on the borrowing rates currently available for variable rate loans obtained from third party lending institutions. These fair values represent Level 2 under the three-tier hierarchy described in Note 12 to the consolidated financial statements. At December 31, 2017 ITC Holdings did not have any commercial paper issued and outstanding under the commercial paper program compared to $145 million as of December 31, 2016. Due to the short-term nature of these financial instruments, the carrying value approximates fair value.
Covenants
Our debt instruments contain numerous financial and operating covenants that place significant restrictions on certain transactions, such as incurring additional indebtedness, engaging in sale and lease-back transactions, creating liens or other encumbrances, entering into mergers, consolidations, liquidations or dissolutions, creating or acquiring subsidiaries, selling or otherwise disposing of all or substantially all of our assets and paying dividends. In addition, the covenants require us to meet certain financial ratios, such as maintaining certain net debt to capitalization ratios and certain funds from operations to net debt levels. At December 31, 2017, we were not in violation of any debt covenant.
RELATED-PARTY TRANSACTIONS
Our related-party transactions during 2017, 2016 and 2015 were as follows:

	Year Ended December 31,
(In millions)	2017	2016	2015
Equity contributions to subsidiaries	$148	$87	$263
Dividends from subsidiaries (a)	3	10	185
Return of capital from subsidiaries (a)	296	274	161

Net income tax payments (to) from: (b)
ITCTransmission	$4	$(28)	$36
METC	1	(14)	39
ITC Midwest	5	(34)	31
ITC Great Plains	11	4	15
ITC Interconnection	1	—	—
Other (c)	(35)	—	—
____________________________

(a)	Includes ITCTransmission, MTH, ITC Midwest and other subsidiaries.

(b)
The net income tax payments were pursuant to intercompany tax sharing arrangements, and the total of these tax payments is presented as a net cash outflow or inflow from operating activities in the condensed parent company statements of cash flows. Other reconciling items between the parent company and the consolidated tax liabilities are presented as deferred and other income taxes in the adjustments to reconcile net income to net cash provided by operating activities. Additionally, ITC Holdings paid its subsidiaries for NOLs utilized by the consolidated group.

(c)	Includes all of our non-regulated subsidiaries.
Net Intercompany Receivables and Payables
We may incur charges from our subsidiaries for general corporate expenses incurred. In addition, we may perform additional services for, or receive additional services from our subsidiaries. These transactions are in the normal course of business and payments for these services are settled through accounts receivable and accounts payable, as necessary. We generally settle our intercompany balances with our affiliates on a net basis monthly.
Intercompany Tax Sharing Arrangement
As discussed in Note 1 to the condensed financial statements of the parent company, we are a holding company with no business operations. We file consolidated income tax returns that include our affiliates, which are taxed as a corporation for federal and Michigan income tax purposes. We operate under an intercompany tax sharing arrangement with our subsidiaries and as a result may receive or pay federal and state income tax based on their stand-alone company tax positions.
Retirement Benefits
We are the plan sponsor for a pension plan, other postretirement plans and a defined contribution plan. The benefits-related expenses recorded by our affiliates result from the inclusion of benefit costs as a component of the total charge for services performed by our employees under the cost assignment and allocation methods used by us and our subsidiaries.